FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 641.2	$ 584.8
Gross contract assets	735.7	642.4
Total	1,376.9	1,227.2
Credit loss allowances	$ (25.5)	$ (27.9)	$ (34.4)
Expected credit loss rate (in percent)	1.90%	2.30%
Civil Aviation
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 354.1	$ 293.4
Gross contract assets	160.6	137.2
Total	514.7	430.6
Credit loss allowances	$ (23.1)	$ (25.7)
Expected credit loss rate (in percent)	4.50%	6.00%
Defense and Security
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 198.1	$ 219.9
Gross contract assets	571.6	500.9
Total	769.7	720.8
Credit loss allowances	$ (1.0)	$ (0.8)
Expected credit loss rate (in percent)	0.10%	0.10%
Healthcare
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 65.4	$ 53.2
Gross contract assets	3.5	4.3
Total	68.9	57.5
Credit loss allowances	$ (1.4)	$ (1.4)
Expected credit loss rate (in percent)	2.00%	2.40%
Amounts not allocated to a segment
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 23.6	$ 18.3
Gross contract assets	0.0	0.0
Total	23.6	18.3
Credit loss allowances	$ 0.0	$ 0.0
Expected credit loss rate (in percent)	0.00%	0.00%